INVESTMENTS IN ASSOCIATES - Disclosure of detailed information about carrying value of investments in associates (Details) - CAD ($) $ in Thousands			12 Months Ended
	Dec. 22, 2021	Sep. 12, 2018	Sep. 30, 2024
Disclosure of associates [line items]
Investments in associates at the beginning of the period			$ 5,284
Share of net loss			(511)
Impairment loss			(4,773)
Investments in associates at the end of the period			$ 0
ALPHA-CANNABIS PHARMA GMBH
Disclosure of associates [line items]
Participating share			25.00%
Investments in associates at the beginning of the period			$ 0
Share of net loss			0
Impairment loss			0
Investments in associates at the end of the period			$ 0
EVIANA HEALTH CORPORATION
Disclosure of associates [line items]
Participating share			19.90%
Investments in associates at the beginning of the period			$ 0
Share of net loss			0
Impairment loss			0
Investments in associates at the end of the period			$ 0
HYASYNTH BIOLOGICALS INC.
Disclosure of associates [line items]
Participating share	49.90%	49.90%	48.30%
Investments in associates at the beginning of the period			$ 5,284
Share of net loss			(511)
Impairment loss			(4,773)
Investments in associates at the end of the period			$ 0